OIL AND GAS PROPERTIES (Details Narrative) $ in Thousands						1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2019 USD ($) a well	Mar. 07, 2019 USD ($) a	Feb. 01, 2019 USD ($) a	Dec. 17, 2018 USD ($)	Sep. 01, 2018 USD ($) a	Dec. 31, 2019 USD ($) a	Aug. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) a well	Dec. 31, 2018 USD ($)	Aug. 01, 2018 a
Drilling and completion costs												$ 26,362	$ 9,975
Amounts incurred for participation interest												$ 2,500	295
Participation interest, number of wells | well												11
Transfer of capital costs										$ 7,284		$ 6,596
Drilling and completion costs not subject to amortization										8,090		12,976	8,516
Depletion								$ 1,808	$ 2,715	5,186	$ 4,855	10,714	6,351
Proceeds from the sale of oil and gas property											1,175	1,175
Gain on sale of oil and gas properties											920	1,040
Capital costs for recently completed wells										$ 5,402
Net cash paid											$ 1,056	1,120	19,693
Restricted cash required to maintain												$ 0	2,316
Condor
Acquisition of oil and gas assets													693
Acquisition of oil and gas assets, area | a														2,340
New Mexico Properties
Acquisition of oil and gas assets													$ 19,000
Acquisition of oil and gas assets, consideration					$ 18,500
Acquisition of oil and gas assets, consideration held back					500
Acquisition of oil and gas assets, consideration released 90 days after closing					250
Acquisition of oil and gas assets, consideration released 180 days after closing					$ 250
Payment for post-closing adjustments and post-closing support				$ 25
Acccelerated payment				$ 250
Acquisition of oil and gas assets, area | a					23,000
New Mexico Properties | Minimum
Acquisition of oil and gas assets, consideration retained payable percentage					100.00%
New Mexico Properties | Maximum
Acquisition of oil and gas assets, consideration retained payable percentage					200.00%
Hunter Oil
Net cash paid							$ 500
Aggregate purchase price							2,816
Restricted cash required to maintain							$ 2,316
Red Hawk
Sale of oil and gas assets, area | a		85.5
Proceeds from the sale of oil and gas property		$ 1,200
Gain on sale of oil and gas properties		$ 920				$ 121
Leaseholds required to assign following sale | a		85
Payment receivable adjusted for leasehold delivered		$ 200
Leaseholds assigned following sale | a						121						121
Manzano
Acquisition of oil and gas assets												$ 764
Acquisition of oil and gas assets, consideration			$ 743
Acquisition of oil and gas assets, acquisition costs			$ 21
Acquisition of oil and gas assets, area | a			18,000
Private Operator
Acquisition of oil and gas assets	$ 350											$ 350
Acquisition of oil and gas assets, area | a	2,076
Number of wells acquired | well	22